Offerings - Offering: 1	Nov. 08, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.001 per share
Amount Registered | shares	14,265,334
Proposed Maximum Offering Price per Unit	24.585
Maximum Aggregate Offering Price	$ 350,713,236.39
Fee Rate	0.01531%
Amount of Registration Fee	$ 53,694.20
Offering Note	(1) These securities are being registered in connection with the resale of the registrant's shares of Class A common stock, par value $0.001 per share ("Class A Common Stock"), by the selling stockholders (the "Selling Stockholders") named in this registration statement who have committed to purchase an aggregate of 14,265,334 shares of Class A Common Stock in connection with the PIPE investment described herein. (2) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. (3) In accordance with Rule 457(c), based on the average of the high ($25.02) and low ($24.15) prices of the shares of Class A Common Stock on The Nasdaq Global Select Market on November 5, 2024. (4) Calculated pursuant to Rule 457 under the Securities Act by multiplying the proposed maximum aggregate offering price of securities to be registered by 0.0001531.